FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) - Fixed interest rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest rate SWAP
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 127	$ 11	$ 356
Minimum
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.25%
Maximum
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, interest rate	1.88%